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May 10, 2021	Nathan Briggs T +1 202 626 3909 Nathan.Briggs@ropesgray.com
Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-0505

Re:	PIMCO Dynamic Income Fund

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of PIMCO Dynamic Income Fund, a Massachusetts business trust (the “Fund”), we are today filing via EDGAR a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganizations of PIMCO Dynamic Credit and Mortgage Income Fund (“PCI”) and PIMCO Income Opportunity Fund (“PKO” and together with PCI, the “Target Funds”) into the Fund, as described in the Registration Statement.

The Joint Proxy Statement/Prospectus contained in the Registration Statement will be furnished to shareholders of the Target Funds and the Fund in connection with a joint special meeting of shareholders of the Fund and PKO. At the special meeting, shareholders of PKO will be asked to vote on the proposed acquisition of PKO by the Fund, and shareholders of the Fund will be asked to approve the issuance of additional common shares of the Fund to be issued in connection with the reorganizations.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $109.10 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (202) 626-3909 or to David C. Sullivan at (617) 951-7362. Thank you for your attention in this matter.

Very truly yours,

/s/ Nathan Briggs
Nathan Briggs

cc:	Ryan G. Leshaw, Esq.

Wu-Kwan Kit, Esq.

Timothy Bekkers, Esq.

David C. Sullivan, Esq.